Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	30
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$159,490,360.96	0.3806453	$139,805,245.25	0.3336641	$19,685,115.71
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$364,820,360.96	0.2840550	$345,135,245.25	0.2687279	$19,685,115.71

Weighted Avg. Coupon (WAC)	3.42%		3.42%
Weighted Avg. Remaining Maturity (WARM)	31.28		30.40
Pool Receivables Balance	$396,194,080.82		$375,732,204.30
Remaining Number of Receivables	40,797		39,828

Adjusted Pool Balance	$384,230,805.76		$364,545,690.05

III. COLLECTIONS

Principal:
Principal Collections	$20,013,166.97
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$419,747.65
Total Principal Collections	$20,432,914.62

Interest:
Interest Collections	$1,101,342.72
Late Fees & Other Charges	$55,256.84
Interest on Repurchase Principal	$-
Total Interest Collections	$1,156,599.56

Collection Account Interest	$5,850.43
Reserve Account Interest	$936.70
Servicer Advances	$-

Total Collections	$21,596,301.31

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	30
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$21,596,301.31
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$21,596,301.31

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$330,161.73	$-	$330,161.73	$330,161.73
Collection Account Interest					$5,850.43
Late Fees & Other Charges					$55,256.84
Total due to Servicer					$391,269.00

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$134,237.72		$134,237.72
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$287,468.14		$287,468.14	$287,468.14

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$20,731,287.09

9. Regular Principal Distribution Amount:					$19,685,115.71

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,685,115.71
Class A-4 Notes				$-
Class A Notes Total:		$19,685,115.71		$19,685,115.71
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$19,685,115.71		$19,685,115.71

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,046,171.38

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,963,275.06
Beginning Period Amount	$11,963,275.06
Current Period Amortization	$776,760.81
Ending Period Required Amount	$11,186,514.25
Ending Period Amount	$11,186,514.25
Next Distribution Date Required Amount	$10,439,892.23

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	30
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.05%	5.32%	5.32%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.77%	39,337	98.16%	$368,803,180.75
30 - 60 Days	1.00%	397	1.47%	$5,536,452.61
61 - 90 Days	0.20%	80	0.32%	$1,201,079.71
91-120 Days	0.04%	14	0.05%	$191,491.23
121 + Days	0.00%	0	0.00%	$-
Total		39,828		$375,732,204.30

Delinquent Receivables 30+ Days Past Due
Current Period	1.23%	491	1.84%	$6,929,023.55
1st Preceding Collection Period	1.67%	680	2.40%	$9,496,549.18
2nd Preceding Collection Period	1.78%	744	2.55%	$10,693,842.24
3rd Preceding Collection Period	1.59%	680	2.30%	$10,192,740.70
Four-Month Average	1.57%		2.27%

Repossession in Current Period		35		$515,600.66
Repossession Inventory		72		$256,859.65

Current Charge-Offs
Gross Principal of Charge-Offs				$448,709.55
Recoveries				$(419,747.65)
Net Loss				$28,961.90

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.09%

Average Pool Balance for Current Period				$385,963,142.56

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.09%
1st Preceding Collection Period				0.78%
2nd Preceding Collection Period				1.28%
3rd Preceding Collection Period				0.57%
Four-Month Average				0.68%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	42	1,740	$28,195,428.55
Recoveries	51	1,533	$(16,176,711.35)
Net Loss			$12,018,717.20
Cumulative Net Loss as a % of Initial Pool Balance			0.90%

Net Loss for Receivables that have experienced a Net Loss *	31	1,510	$12,069,229.91
Average Net Loss for Receivables that have experienced a Net Loss			$7,992.87

Principal Balance of Extensions			$1,597,039.98
Number of Extensions			112

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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